Insurance Contract Liabilities and Reinsurance Assets - Summary of Potential Impact on Net Income Attributed to Shareholders Arising From Changes to Non-economic Assumptions (Detail) - CAD
CAD in Millions
	Dec. 31, 2017	Dec. 31, 2016
2% Adverse change in future mortality rates [Member] | Products where an increase in rates increases insurance contract liabilities [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributable to shareholders	CAD (400)	CAD (400)
2% Adverse change in future mortality rates [Member] | Products where a decrease in rates increases insurance contract liabilities [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributable to shareholders	(400)	(500)
5% Adverse change in future morbidity rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributable to shareholders	(3,900)	(3,700)
10% Adverse change in future termination rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributable to shareholders	(2,000)	(1,900)
5% increase in future expense levels [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributable to shareholders	CAD (500)	CAD (500)